EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Schedule of the computation of basic and diluted net earnings per common share
	Year ended December 31
	2013	2014	2015
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$62,408	$42,826	$(68,657)
Gains related to convertible debt, net	-	(2,100)	-

Net income (Loss) from continuing operations - diluted	$62,408	$40,726	$(68,657)
Net loss from discontinued operations – basic and diluted	$(33,795)	$-	$-

Denominator:
Weighted average number of ordinary shares outstanding during the year	53,910,741	68,213,209	71,300,432
Weighted average effect of dilutive securities:
Assumed conversion of convertible debt	-	1,090,906	-
Shares to be issued in connection with acquisition	-	52,664	-
Employee stock options and restricted stock units	926,566	970,632	-

Diluted number of ordinary shares outstanding - Continuing operations	54,837,307	70,327,411	71,300,432
Diluted number of ordinary shares outstanding - Discontinued operations	54,837,307	-	-

Basic net earnings (loss) per ordinary share
Continuing operations	$1.16	$0.63	$(0.96)
Discontinued operations	$(0.63)	$-	$-
Net income	$0.53	$0.63	$(0.96)

Diluted net earnings (loss) per ordinary share
Continuing operations	$1.14	$0.58	$(0.96)
Discontinued operations	$(0.62)	$-	$-
Net income	$0.52	$0.58	$(0.96)

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	2,778,618	3,766,080	14,179,439